Accounts receivable and amounts due from related parties (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Additional information
Accounts receivable			¥ 53,512,590	¥ 52,111,944
Amounts due from related parties	$ 41,307,665		¥ 268,760,059	¥ 133,560,483
Accounts receivable
Provisions for doubtful accounts	$ 614,392	¥ 3,997,417
Ending balance		¥ 3,997,417